Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregated revenue
Revenues include both revenues from contracts with customers and other revenues (mainly subleases) which are out of scope from IFRS 15:

	Six months ended June 30,
in € thousand	2024	2023
Product sales	68,279	69,665
Other revenues from contracts with customers	1,847	3,710
Other non-IFRS 15 revenue	687	368
REVENUES	70,813	73,743

Disclosure of disaggregated revenue by type of goods or services
The Group’s revenues are disaggregated as follows:
Type of goods or service

	Six months ended June 30,
in € thousand	2024	2023
IXIARO	41,891	30,288
DUKORAL	14,945	17,140
Third party products	10,490	16,545
IXCHIQ	952	—
COVID VLA2001	—	5,691
PRODUCT SALES	68,279	69,665
IXCHIQ (1)	(420)	1,628
Services related to clinical trial material	—	1,396
Others	2,267	686
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	1,847	3,710
Other non-IFRS 15 revenue	687	368
REVENUES	70,813	73,743
(1) Revenues from these products were derived from contractual arrangements in connection with clinical trials and do not represent product sales.

Disclosure of products sales by channel
Products are sold via the following sales channels:

	Six months ended June 30,
in € thousand	2024	2023
Direct product sales	57,423	50,879
Indirect product sales (Sales through distributors)	10,856	18,786
TOTAL PRODUCT SALES	68,279	69,665

Disclosure of revenue by geographical markets

	Six months ended June 30,
in € thousand	2024	2023
United States	20,137	8,299
Canada	16,034	15,374
Germany	7,611	9,977
Nordics	6,502	6,176
Austria	5,873	5,645
United Kingdom	5,554	9,536
France	2,955	2,753
Other Europe	4,048	6,111
Rest of World	2,099	9,872
REVENUE TOTAL	70,813	73,743
Nordics includes Finland, Denmark, Norway and Sweden